STOCK COMPENSATION (Details 2) (Stock Option Plans, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Option Plans
Shares
Outstanding, beginning of year (in shares)	12,625	19,100
Forfeited or expired (in shares)	(10,225)	(6,475)
Outstanding, end of period (in shares)	2,400	12,625
Vested and expected to vest (in shares)	2,400	12,625
Exercisable, end of period (in shares)	2,400	12,625
Weighted Average Exercise Price
Outstanding, beginning of year (in dollars per share)	$ 30.46	$ 31.50
Forfeited or expired (in dollars per share)	$ 30.48	$ 33.05
Outstanding, end of period (in dollars per share)	$ 30.38	$ 30.46
Vested and expected to vest (in dollars per share)	$ 30.38	$ 30.46
Weighted Average Remaining Contractual Term
Outstanding, end of period	21 months 15 days	4 years 10 months 24 days
Vested and expected to vest	21 months 15 days	4 years 10 months 24 days
Exercisable, end of period	21 months 15 days	4 years 10 months 24 days
Additional disclosures
Unrecognized compensation cost related to nonvested stock options granted	$ 0	$ 0